Guarantees of Registered Securities (Tables)	3 Months Ended
Mar. 31, 2018
Condensed Financial Information Disclosure [Abstract]
Condensed Consolidating Income Statements
Rowan Companies plc and Subsidiaries
Condensed Consolidating Statements of Operations
Three months ended March 31, 2018
(In millions)
(Unaudited)

	Rowan plc (Parent)	RCI (Issuer)	Non-guarantor subsidiaries	Consolidating adjustments	Consolidated
REVENUE	$—	$1.7	$211.3	$(1.8)	$211.2

COSTS AND EXPENSES:
Direct operating costs (excluding items below)	—	0.2	157.3	(0.1)	157.4
Depreciation and amortization	—	—	97.9	—	97.9
Selling, general and administrative	7.4	0.3	19.6	(1.7)	25.6
(Gain) loss on disposals of property and equipment	—	(0.1)	1.4	—	1.3
Total costs and expenses	7.4	0.4	276.2	(1.8)	282.2

Equity in losses of unconsolidated subsidiary	—	—	(1.3)	—	(1.3)

INCOME (LOSS) FROM OPERATIONS	(7.4)	1.3	(66.2)	—	(72.3)

OTHER INCOME (EXPENSE):
Interest expense	—	(38.5)	(0.5)	0.5	(38.5)
Interest income	—	1.1	6.3	(0.5)	6.9
Other - net	4.9	(5.4)	(1.7)	—	(2.2)
Total other income (expense), net	4.9	(42.8)	4.1	—	(33.8)

LOSS BEFORE INCOME TAXES	(2.5)	(41.5)	(62.1)	—	(106.1)
Provision (benefit) for income taxes	—	(1.0)	7.2	—	6.2
Equity in earnings (losses) of subsidiaries, net of tax	(109.8)	55.2	—	54.6	—

NET INCOME (LOSS)	$(112.3)	$14.7	$(69.3)	$54.6	$(112.3)
Rowan Companies plc and Subsidiaries
Condensed Consolidating Statements of Operations
Three months ended March 31, 2017
(In millions)
(Unaudited)

	Rowan plc (Parent)		RCI (Issuer)		Non-guarantor subsidiaries		Consolidating adjustments	Consolidated
REVENUE	$—		$14.5		$374.5		$(14.7)	$374.3

COSTS AND EXPENSES:
Direct operating costs (excluding items below)	—		5.3		179.6		(13.6)	171.3
Depreciation and amortization	—		4.7		94.4		—	99.1
Selling, general and administrative	5.9		(2.1)		21.5		(1.1)	24.2
Loss on disposals of property and equipment	—		0.2		3.2		—	3.4
Total costs and expenses	5.9	—	8.1	—	298.7	—	(14.7)	298.0

INCOME (LOSS) FROM OPERATIONS	(5.9)		6.4		75.8		—	76.3

OTHER INCOME (EXPENSE):
Interest expense	—		(39.6)		(0.1)		0.1	(39.6)
Interest income	—		0.7		1.4		(0.1)	2.0
Loss on extinguishment of debt	—		(0.2)		—		—	(0.2)
Other - net	5.1		(4.8)		1.2		—	1.5
Total other income (expense), net	5.1		(43.9)		2.5		—	(36.3)

INCOME (LOSS) BEFORE INCOME TAXES	(0.8)		(37.5)		78.3		—	40.0
Provision (benefit) for income taxes	—		(9.2)		39.7		(0.8)	29.7
Equity in earnings of subsidiaries, net of tax	11.1		13.5		—		(24.6)	—

NET INCOME (LOSS)	$10.3		$(14.8)		$38.6		$(23.8)	$10.3

Statements of Comprehensive Income (Loss)
Rowan Companies plc and Subsidiaries
Condensed Consolidating Statements of Comprehensive Income (Loss)
Three months ended March 31, 2018
(In millions)
(Unaudited)

	Rowan plc (Parent)	RCI (Issuer)	Non-guarantor subsidiaries	Consolidating adjustments	Consolidated
NET INCOME (LOSS)	$(112.3)	$14.7	$(69.3)	$54.6	$(112.3)

OTHER COMPREHENSIVE INCOME:
Net reclassification adjustment for amounts recognized in net loss as a component of net periodic benefit cost, net of income taxes	2.8	2.8	—	(2.8)	2.8

COMPREHENSIVE INCOME (LOSS)	$(109.5)	$17.5	$(69.3)	$51.8	$(109.5)

Rowan Companies plc and Subsidiaries
Condensed Consolidating Statements of Comprehensive Income (Loss)
Three months ended March 31, 2017
(In millions)
(Unaudited)

	Rowan plc (Parent)	RCI (Issuer)	Non-guarantor subsidiaries	Consolidating adjustments	Consolidated
NET INCOME (LOSS)	$10.3	$(14.8)	$38.6	$(23.8)	$10.3

OTHER COMPREHENSIVE INCOME:
Net reclassification adjustment for amounts recognized in net income (loss) as a component of net periodic benefit cost, net of income taxes	0.9	0.9	—	(0.9)	0.9

COMPREHENSIVE INCOME (LOSS)	$11.2	$(13.9)	$38.6	$(24.7)	$11.2

Condensed Consolidating Balance Sheets
Rowan Companies plc and Subsidiaries
Condensed Consolidating Balance Sheets
March 31, 2018
(In millions)
(Unaudited)

	Rowan plc (Parent)	RCI (Issuer)	Non-guarantor subsidiaries	Consolidating adjustments	Consolidated
CURRENT ASSETS:
Cash and cash equivalents	$0.2	$161.0	$1,052.9	$—	$1,214.1
Receivables - trade and other	—	0.8	202.0	—	202.8
Prepaid expenses and other current assets	0.2	8.1	7.0	—	15.3
Total current assets	0.4	169.9	1,261.9	—	1,432.2

Property and equipment - gross	—	240.1	8,689.3	—	8,929.4
Less accumulated depreciation and amortization	—	123.8	2,251.6	—	2,375.4
Property and equipment - net	—	116.3	6,437.7	—	6,554.0

Investments in consolidated subsidiaries	5,303.9	6,450.4	—	(11,754.3)	—
Due from affiliates	0.2	680.7	9.5	(690.4)	—
Long-term note receivable from unconsolidated subsidiary	—	—	270.0	—	270.0
Investment in unconsolidated subsidiary	—	—	29.6	—	29.6
Other assets	—	35.7	6.5	—	42.2
	$5,304.5	$7,453.0	$8,015.2	$(12,444.7)	$8,328.0

CURRENT LIABILITIES:
Accounts payable - trade	$0.4	$15.5	$77.5	$—	$93.4
Deferred revenue	—	—	4.4	—	4.4
Accrued liabilities	—	87.5	52.2	—	139.7
Total current liabilities	0.4	103.0	134.1	—	237.5

Long-term debt	—	2,510.5	—	—	2,510.5
Due to affiliates	17.8	7.7	664.9	(690.4)	—
Other liabilities	3.1	253.8	29.1	—	286.0
Deferred income taxes - net	—	—	10.8	—	10.8
Shareholders' equity	5,283.2	4,578.0	7,176.3	(11,754.3)	5,283.2
	$5,304.5	$7,453.0	$8,015.2	$(12,444.7)	$8,328.0

Rowan Companies plc and Subsidiaries
Condensed Consolidating Balance Sheets
December 31, 2017
(In millions)
(Audited)

	Rowan plc (Parent)	RCI (Issuer)	Non-guarantor subsidiaries	Consolidating adjustments	Consolidated
CURRENT ASSETS:
Cash and cash equivalents	$0.2	$206.3	$1,125.6	$—	$1,332.1
Receivables - trade and other	—	1.2	211.6	—	212.8
Prepaid expenses and other current assets	0.3	10.7	4.5	—	15.5
Total current assets	0.5	218.2	1,341.7	—	1,560.4

Property and equipment - gross	—	241.9	8,592.0	—	8,833.9
Less accumulated depreciation and amortization	—	121.4	2,159.8	—	2,281.2
Property and equipment - net	—	120.5	6,432.2	—	6,552.7

Investments in consolidated subsidiaries	5,401.1	6,387.1	—	(11,788.2)	—
Due from affiliates	0.2	680.0	11.5	(691.7)	—
Long-term note receivable from unconsolidated subsidiary	—	—	270.2	—	270.2
Investment in unconsolidated subsidiary	—	—	30.9	—	30.9
Other assets	—	36.4	7.7	—	44.1
	$5,401.8	$7,442.2	$8,094.2	$(12,479.9)	$8,458.3

CURRENT LIABILITIES:
Accounts payable - trade	$0.7	$12.9	$83.6	$—	$97.2
Deferred revenue	—	—	1.1	—	1.1
Accrued liabilities	—	95.7	63.4	—	159.1
Total current liabilities	0.7	108.6	148.1	—	257.4

Long-term debt	—	2,510.3	—	—	2,510.3
Due to affiliates	11.2	11.4	669.1	(691.7)	—
Other liabilities	3.8	261.2	28.6	—	293.6
Deferred income taxes - net	—	—	10.9	—	10.9
Shareholders' equity	5,386.1	4,550.7	7,237.5	(11,788.2)	5,386.1
	$5,401.8	$7,442.2	$8,094.2	$(12,479.9)	$8,458.3

Consolidating Statements of Cash Flows
Rowan Companies plc and Subsidiaries
Condensed Consolidating Statements of Cash Flows
Three months ended March 31, 2018
(In millions)
(Unaudited)

	Rowan plc (Parent)	RCI (Issuer)	Non-guarantor subsidiaries	Consolidating adjustments	Consolidated
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	$(3.4)	$(41.6)	$33.9	$—	$(11.1)

CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	—	(3.4)	(32.0)	—	(35.4)
Purchase of rigs	—	—	(70.8)	—	(70.8)
Proceeds from disposals of property and equipment	—	0.1	1.2	—	1.3
Repayments of note receivable from unconsolidated subsidiary	—	—	1.3	—	1.3

Net cash used in investing activities	—	(3.3)	(100.3)	—	(103.6)

CASH FLOWS FROM FINANCING ACTIVITIES:
Advances (to) from affiliates	6.7	(0.4)	(6.3)	—	—
Shares repurchased for tax withholdings on vesting of restricted share units	(3.3)	—	—	—	(3.3)

Net cash provided by (used in) financing activities	3.4	(0.4)	(6.3)	—	(3.3)

DECREASE IN CASH AND CASH EQUIVALENTS	—	(45.3)	(72.7)	—	(118.0)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	0.2	206.3	1,125.6	—	1,332.1
CASH AND CASH EQUIVALENTS, END OF PERIOD	$0.2	$161.0	$1,052.9	$—	$1,214.1
Rowan Companies plc and Subsidiaries
Condensed Consolidating Statements of Cash Flows
Three months ended March 31, 2017
(In millions)
(Unaudited)

	Rowan plc (Parent)	RCI (Issuer)	Non-guarantor subsidiaries	Consolidating adjustments	Consolidated
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	$(1.7)	$73.8	$9.7	$—	$81.8

CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	—	(9.7)	(21.2)	—	(30.9)
Proceeds from disposals of property and equipment	—	—	0.1	—	0.1

Net cash used in investing activities	—	(9.7)	(21.1)	—	(30.8)

CASH FLOWS FROM FINANCING ACTIVITIES:
Advances (to) from affiliates	7.2	(166.0)	158.8	—	—
Reductions of long-term debt	—	(128.0)	—	—	(128.0)
Shares repurchased for tax withholdings on vesting of restricted share units	(5.3)	—	—	—	(5.3)

Net cash provided by (used in) financing activities	1.9	(294.0)	158.8	—	(133.3)

INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0.2	(229.9)	147.4	—	(82.3)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	3.7	532.0	719.8	—	1,255.5
CASH AND CASH EQUIVALENTS, END OF PERIOD	$3.9	$302.1	$867.2	$—	$1,173.2